Segment Information Operations (Table) (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Aug. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue		$ 219,379	$ 231,361	$ 211,652
Management fees		(68,188)	(68,871)	(67,310)
Interest expense and finance cost, net		(45,254)	(42,766)	(38,225)
Depreciation and amortization		(53,255)	(58,334)	(72,760)
Net (loss)/ income		(62,134)	(13,081)	(14,851)
Total assets		1,253,517	1,314,133	1,305,302
Capital expenditures		(23,699)	(118,755)	(276,904)
Investment in affiliates		25,725	66,296	52,122
Cash and cash equivalents		23,354	58,590	24,047
Restricted cash		7,048	2,865	5,886
Long-term borrowings (including current and non-current portion), net		489,028	507,485	493,463
Navios Partners Operations
Segment Reporting Information [Line Items]
Revenue		219,379	231,361	199,297
Management fees		(68,188)	(68,871)	(62,595)
Interest expense and finance cost, net		(45,254)	(42,766)	(37,647)
Depreciation and amortization		(53,255)	(58,334)	(67,885)
Net (loss)/ income		(62,134)	(13,081)	(15,089)
Total assets		1,253,517	1,314,133	1,305,302
Capital expenditures		(23,699)	(118,755)	(217,019)
Investment in affiliates		25,725	66,296	52,122
Cash and cash equivalents		23,354	58,590	24,047
Restricted cash		7,048	2,865	5,886
Long-term borrowings (including current and non-current portion), net		$ 489,028	$ 507,485	$ 493,463
Navios Containers Operations
Segment Reporting Information [Line Items]
Revenue	$ 12,355
Management fees	(4,715)
Interest expense and finance cost, net	(767)
Depreciation and amortization	(4,875)
Net (loss)/ income	593
Total assets	0
Capital expenditures	(59,885)
Investment in affiliates	0
Cash and cash equivalents	0
Restricted cash	0
Long-term borrowings (including current and non-current portion), net	0
Navios Containers Operations | Eliminations
Segment Reporting Information [Line Items]
Revenue	0
Management fees	0
Interest expense and finance cost, net	189
Depreciation and amortization	0
Net (loss)/ income	(355)
Total assets	0
Capital expenditures	0
Investment in affiliates	0
Cash and cash equivalents	0
Restricted cash	0
Long-term borrowings (including current and non-current portion), net	$ 0